Goodwill (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) reporting_unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 29, 2014 USD ($)
Business Combination Segment Allocation [Line Items]
Number of reporting units | reporting_unit	3
Goodwill	$ 39,142	$ 334,050
Impairment	(294,908)	0	$ 0
Exploration and Production
Business Combination Segment Allocation [Line Items]
Goodwill	0	294,908	0
Impairment	(294,908)
RMP
Business Combination Segment Allocation [Line Items]
Goodwill	39,142	$ 39,142	$ 0
Impairment	$ 0
Marcellus Joint Venture
Business Combination Segment Allocation [Line Items]
Interest in Marcellus joint venture acquired		50.00%	50.00%	50.00%
Marcellus Joint Venture | Exploration and Production
Business Combination Segment Allocation [Line Items]
Goodwill				$ 294,900
Marcellus Joint Venture | RMP
Business Combination Segment Allocation [Line Items]
Goodwill				$ 39,100